Schedule of Components of Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets, net	$ 1,604	$ 1,118
Net operating losses	25,114	19,674
Research and Development costs	3,517	7,647
Amortization & depreciation	6,791	2,342
R&D credits	1,376	744
Other	137	77
Right of use asset	6	2
Stock compensation	1,479	1,472
Total deferred tax assets	38,420	31,958
Less: Valuation allowance	$ (36,816)	(30,840)
Revision of Prior Period, Adjustment [Member]
Deferred tax assets, net		$ 1,400